Rental Equipment (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Rental Equipment [Table Text Block]
In thousands	2011	2010
Indoor Rental equipment	$28,804	$34,740
Outdoor Rental equipment	14,448	15,489
Less accumulated depreciation	27,060	30,173
Net rental equipment	$16,192	$20,056